CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss
Consolidated Profit for the Year	R$ 16,631,450	R$ 12,799,918	R$ 9,138,048
Other Comprehensive Income that will be reclassified subsequently to profit or loss when specific conditions are met:	1,468,651	558,967	1,194,335
Available-for-sale financial assets	0	0	1,147,384
Valuation adjustments - Gains (Losses)	0	0	1,789,286
Amounts transferred to income statement	0	0	30,694
Income taxes	0	0	(672,596)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,352,702	475,809	0
Financial Assets Measured At Fair Value Through Other Comprehensive Income	2,926,285	388,481	0
Gains (Losses) on financial assets previously classified as available-for-sale and reclassified to the income statement (net)	0	7,982	0
Gains (Losses) on financial assets previously classified as available-for-sale and reclassified to reserves (net)	0	296,802	0
Income taxes	(1,573,583)	(217,456)	0
Cash flow hedges	115,949	83,158	46,951
Valuation adjustments	270,119	140,811	73,238
Amounts transferred to income statement	6,767	(6,767)	0
Income taxes	(160,937)	(50,886)	(26,287)
Other Comprehensive Income that will not be Reclassified to net Income:	(675,497)	(366,660)	(620,903)
Defined benefits plan	(675,497)	(366,660)	(620,903)
Defined benefits plan	(1,358,578)	(418,768)	(992,156)
Income taxes	683,081	52,108	371,253
Total Comprehensive Income	17,424,604	12,992,225	9,711,480
Attributable to the parent	17,200,086	12,774,784	9,497,496
Attributable to non-controlling interests	224,518	217,441	213,984
Total Comprehensive Income	R$ 17,424,604	R$ 12,992,225	R$ 9,711,480